Organization and Principal Activities - Summary of Results of Operations and Cash Flows of VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Cost of revenues	¥ (265,436)	$ (40,680)	¥ (649,596)	¥ (517,074)
Net income/(loss)	(225,075)	(34,493)	(109,841)	(66,197)
Net cash (used in)/provided by operating activities	75,810	11,619	(25,758)	(97,925)
Net cash used in investing activities	(144,415)	(22,133)	(88,966)	(139,206)
Net cash provided by/(used in) financing activities	315	48	(33,883)	614,884
VIE
Variable Interest Entity [Line Items]
Revenues	465,066	71,274	900,454	709,594
Cost of revenues	(248,637)	(38,105)	(628,109)	(499,589)
Net income/(loss)	(173,865)	(26,646)	(95,829)	(16,785)
Net cash (used in)/provided by operating activities	168,971	25,767	16,059	(68,316)
Net cash used in investing activities	(108,450)	(16,492)	(34,451)	(104,675)
Net cash provided by/(used in) financing activities	¥ (156,124)	$ (23,927)	¥ 197,943	¥ 154,901